Deferred Revenue,current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	$ 50	$ 46
Deferred Revenue	1,555		1,535
Deferred revenue, current	(1,334)		(1,264)
Deferred revenue, non-current	221		271
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	1,227		1,157
[DeferredRevenueFromLubricantsMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 328		$ 378